ORDINARY SHARES AND STATUTORY RESERVE (Statutory Reserve) (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
ORDINARY SHARES AND STATUTORY RESERVE
Appropriations	¥ 12,943	¥ 29,734	¥ 37,996
Statutory reserve	¥ 153,208	140,265	110,531
Statutory Reserves, Percentage of Appropriation From Net Profit	10.00%
Statutory Reserves, Balance As Percentage to Capital	50.00%
Statutory Reserves for Private Schools Requiring Reasonable Returns, Percentage of Appropriation From Net Profit	25.00%
Statutory Reserves for Private Schools Not Requiring Reasonable Returns, Percentage of Expected Annual Increase in Net Assets	25.00%
Restricted net assets	¥ 1,375,685	¥ 1,235,538	¥ 1,106,135